Categories of Financial Instruments - Financial Assets by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Cash and cash equivalents	₩ 1,882,291	₩ 872,731	₩ 1,369,653	₩ 1,270,824
Financial instruments	237,605	509,052
Short-term investment securities	0	5,010
Long-term investment securities	1,410,736	1,715,078
Accounts receivable — trade	1,984,772	1,921,617
Loans and other receivables	1,241,672	1,195,917
Derivative financial assets	321,160	217,594
Assets	7,078,236	6,436,999
Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	245,982	505,578
Financial instruments	148,365	389,368
Short-term investment securities		5,010
Long-term investment securities	221,139	203,473
Loans and other receivables	332,669	459,959
Derivative financial assets	54,009	34,933
Assets	1,002,164	1,598,321
Derivatives hedging instrument [member]
Disclosure of financial assets [line items]
Derivative financial assets	267,151	182,661
Assets	267,151	182,661
Equity instruments at FVOCI [member]
Disclosure of financial assets [line items]
Long-term investment securities	1,189,597	1,510,428
Assets	1,189,597	1,510,428
Debt instruments at FVOCI [member]
Disclosure of financial assets [line items]
Long-term investment securities		1,177
Assets		1,177
Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	1,636,309	367,153
Financial instruments	89,240	119,684
Accounts receivable — trade	1,984,772	1,921,617
Loans and other receivables	909,003	735,958
Assets	₩ 4,619,324	₩ 3,144,412